Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments [Member] - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2025	May 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 125,777	$ 141,698
Initial recognition		9,504
Transfer from Level 2		17,890
Disposals	(140)	(4,640)
Unrealized loss	(5,670)	(25,034)
Impairment	(4,412)	(11,693)
Foreign exchange difference	415	(1,948)
Ending balance	$ 115,970	$ 125,777